Income taxes - Narratives (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Income taxes
Effective tax rate	4.70%	0.00%	0.00%
Enacted statutory rate	21.00%
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	$ 51,600,000			$ 51,600,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 51,600,000			51,600,000
Unrecognized tax benefits, interest or penalties				$ 0
Inflation Reduction Act, excise tax percentage	1.00%
Inflation Reduction Act, corporate alternative minimum tax percentage	15.00%